INCOME TAXES (Details 6) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Line Items]
Statutory domestic (Chile) income tax rate		27.00%	27.00%	27.00%
Tax Expense at statutory tax rate		$ (174,604)	$ 104,171	$ (228,514)
Tax effect of foreign tax rates		14,935	2,418	8,853
Tax effect of income exempt from taxation		130,193	85,540	80,229
Tax effect of not deductible expenses		(166,531)	(61,380)	(40,149)
Tax rate effect of previously unrecognized tax loss		0	0	81
Tax effect of a new evaluation of deferred tax assets	[1]	64,350	(79,121)	1,557
Tax effect of change in tax rates		(1,747)	(11,037)	4,716
Other tax rate effects	[2]	(36,996)	(13,298)	31,106
Total adjustments to tax expense at applicable tax rate		4,204	(76,878)	86,393
Total income tax benefit (expense)		$ (170,400)	$ 27,293	$ (142,121)

[1]	It corresponds mainly to the tax effect associated with the inflation adjustment on Argentine tax bases.
[2]	It mainly includes the tax effect generated by the exchange difference in the conversion of tax bases with local currency other than the functional currency.